Operating profit/(loss)	12 Months Ended
Dec. 31, 2020
Analysis of income and expense [abstract]
Operating profit/(loss)	Operating profit
Operating profit is stated after charging:

		Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	Note	€m	€m	€m
Staff costs	8	340.2	308.6	299.7
Depreciation of property, plant and equipment (1)	12	59.8	59.7	39.3
Impairment of property, plant and equipment	12	—	0.1	—
Amortization of software and brands	13	7.8	8.6	7.0
Operating lease charges(1)		3.0	4.5	18.5
Exchange (gains)/losses		(2.8)	(14.6)	2.9
Research & development expenditure		17.6	18.9	15.5
Inventories recognized as an expense within cost of goods sold		1,627.9	1,536.0	1,410.0
(1) As a result of the adoption of IFRS 16 Leases on January 1, 2019, the majority of leases have been capitalized and are being depreciated. Expenses relating to leases that are not capitalized continue to be shown within Operating Profit.